DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Summary of Deferred Revenue	Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2024	2023
Unused virtual points	$479	$481
Unamortized virtual items	86	75
Advances for pre-order items	13	17
	$578	$573